Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

4. PROPERTY AND EQUIPMENT

Property and equipment as of September 30, 2023 and December 31, 2022 are summarized as follows:

	September 30, 2023	December 31, 2022
	(Unaudited)
Land	$344,522	$361,193
Construction-in-Progress	7,400,000	-
Buildings and leasehold improvements	2,221,105	2,226,687
Machinery and equipment	1,132,876	1,116,789
Office equipment	166,027	173,766
	11,264,530	3,878,435
Less: accumulated depreciation	(3,310,594)	(3,304,457)
Property and equipment, net	$7,953,936	$573,978

Construction-in-progress consists of the property recently acquired in Chengdu, China. The Company entered into a cooperation agreement on August 14, 2023, with Zhong Hui Lian He Ji Tuan, Ltd. (the “Zhonghui”). Pursuant thereto, the Company acquired 20% of the ownership of certain property and a parcel of the land, with a view to jointly develop the property into a healthcare center for senior living, long-term care, and medical care in the areas of ABVC’s special interests, such as Ophthalmology, Oncology, and Central Nervous Systems. The plan is to establish a base for the China market and global development of these interests.

The valuation of such property is US$37,000,000; based on the Company’s 20% ownership, the Company acquired the value of US$7,400,000. In exchange, the Company issued to Zhonghui an aggregate of 370,000 shares (the “Shares”) of common stock, at a per share price of $20.0. The Shares are subject to a lock-up period of one year following the closing date of the transaction. In addition, the parties agreed that, after one year following the closing of the transaction, if the market value of the Shares or the value of the Property increases or decreases, the parties will negotiate in good faith to make reasonable adjustments.

The asset ownership certification is in the application process. However, the Company's ownership rights to the property and the associated land parcel, or a suitable replacement property, are safeguarded under the terms of the cooperation agreement, which is legally binding and enforceable.

The Construction-in-progress is planned to finish before the end of 2024.

Depreciation expenses were $7,459 and $6,462 for three months ended September 30, 2023 and 2022, respectively.

Depreciation expenses were $20,949 and $17,364 for nine months ended September 30, 2023 and 2022, respectively.

5. PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2022 and 2021 are summarized as follows:

	December 31, 2022	December 31, 2021
Land	$361,193	$400,091
Buildings and leasehold improvements	2,226,687	2,235,061
Machinery and equipment	1,116,789	1,013,376
Office equipment	173,766	191,824
	3,878,435	3,840,352
Less: accumulated depreciation	(3,304,457)	(3,314,471)
Property and equipment, net	$573,978	$525,881

Depreciation expense were $23,799 and $11,993 for the years ended December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, Land with book value amounted to approximately $361,193 and $400,091, respectively, were pledged for obtaining bank loan (see Notes 8 Bank loans).